CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 03, 2024	Dec. 31, 2023	Sep. 30, 2023		Jun. 30, 2023		Jun. 02, 2023	Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 409,250				$ 120,010								$ 405
Prepaid expenses	68,003				90,273								81,069
Total Current Assets	2,754,770				2,221,615								2,467,177
Total Assets	9,100,993				7,382,534								4,843,836
Current liabilities
Total Current Liabilities	7,688,278				3,145,922								3,132,180
Commitments and Contingencies
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 shares subject to possible redemption) as of September 30, 2024 and December 31, 2023, respectively	6,209				6,206
Additional paid-in capital	524,276				512,279
Accumulated deficit	(3,015,888)				10,145
Total Stockholders' Deficit	(2,485,402)	$ (1,408,160)	$ (318,401)		528,631	$ 1,032,654	[1]	$ (2,895,675)	[1]		$ (2,855,566)	[1]
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	9,100,993				7,382,534								4,843,836
Roth CH Acquisition V Co.
Current assets
Cash	6,620			$ 5,000,000	200,059								687,471
Prepaid expenses	25,490				62,174								150,250
Cash and marketable securities held in Trust Account	17,928,070				16,978,160					$ 27,077,077			118,377,460
Total Current Assets	17,960,180				17,240,393								119,215,181
Total Assets	17,960,180				17,240,393								119,215,181
Current liabilities
Accounts payable and accrued expenses	2,113,329				1,099,863								224,719
Promissory note - related party	1,287,944				416,841
Excise taxes payable	1,029,003				1,029,003
Income taxes payable	14,323				142,500								421,211
Total Current Liabilities	4,444,599				2,688,207								645,930
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 1,582,797 shares at $11.22 per share and $10.71 per share redemption value as of September 30, 2024 and December 31, 2023, respectively	17,751,247				16,949,887								117,809,374	$ 116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 shares subject to possible redemption) as of September 30, 2024 and December 31, 2023, respectively	334				334								334
Additional paid-in capital													205,072
Accumulated deficit	(4,236,000)				(2,398,035)								554,471
Total Stockholders' Deficit	(4,235,666)	$ (3,815,081)	$ (2,838,534)		(2,397,701)	$ (1,806,333)		$ (971,309)			$ 593,860		759,877	$ 1,122,136
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 17,960,180				$ 17,240,393								$ 119,215,181

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.